Income Tax (Narrative) (Details) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended				12 Months Ended
	Jul. 31, 2007 KRW	May 31, 2007 KRW	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2007 KRW	Dec. 31, 2010	Dec. 31, 2010 Corporation Income Tax Law in 2008 [Member]	Dec. 31, 2009 Corporation Income Tax Law in 2008 [Member]	Dec. 31, 2008 Corporation Income Tax Law in 2008 [Member]	Dec. 31, 2007 Corporation Income Tax Law in 2008 [Member]	Dec. 31, 2012 Corporation Income Tax Law in 2009 [Member]	Dec. 31, 2011 Corporation Income Tax Law in 2009 [Member]	Dec. 31, 2010 Corporation Income Tax Law in 2009 [Member]	Dec. 31, 2009 Corporation Income Tax Law in 2009 [Member]	Dec. 31, 2010 Refund of Tax Assessments [Member] KRW	Dec. 31, 2009 Refund of Tax Assessments [Member] KRW
Statutory tax rate for first hundred million										14.30%
Statutory tax rate for amount in excess of hundred million										27.50%
Statutory tax rate for first two hundred million							11.00%	12.10%	12.10%		11.00%	11.00%	11.00%	12.10%
Statutory tax rate for amount in excess of two hundred million							22.00%	24.20%	27.50%		22.00%	24.20%	24.20%	24.20%
Increase (decrease) in income tax expenses				13,997
Increase (decrease) in deferred income tax liabilities related to temporary differences				6,201
Increase (decrease) in deferred income tax liabilities related to other comprehensive income				7,796
Deferred income tax assets valuation allowance			80,954	84,746
Net operating loss (NOL)			148,485
Net operating loss carryforward expiration period start date						2011
Net operating loss carryforward expiration period end date						2019
Unrecognized tax benefits			299,257	31,836
Other assets															27,310	575,057
Income tax benefits for penalties			(126)	111,686
Income tax benefits for interest			1,884	62,896
Tax assessments		189,509			481,846
Additional tax assessments	292,337
Amount of tax benefit derecognized			409,973